Shareholder Report, Holdings (Details)	Jul. 31, 2024
Class A | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Class A | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Class A | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Class A | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class A | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class A | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class C | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Class C | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Class C | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Class C | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class C | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class C | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class C | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class R | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Class R | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Class R | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Class R | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class R | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class R | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class R3 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Class R3 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Class R3 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Class R3 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class R3 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class R3 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R3 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R3 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class R4 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Class R4 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Class R4 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Class R4 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class R4 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class R4 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R4 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R4 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class R5 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Class R5 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Class R5 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Class R5 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class R5 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class R5 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R5 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R5 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class R6 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Class R6 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Class R6 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Class R6 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class R6 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class R6 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R6 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R6 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class Y | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Class Y | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Class Y | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Class Y | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class Y | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class Y | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Y | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class Y | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class A | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	46.70%
Class A | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Class A | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class A | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class A | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class B | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	46.70%
Class B | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Class B | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class B | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class B | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class B | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class B | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class B | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class C | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	46.70%
Class C | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Class C | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class C | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class C | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class C | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class R | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	46.70%
Class R | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Class R | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class R | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class R | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class R | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class R3 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	46.70%
Class R3 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Class R3 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class R3 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class R3 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R3 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class R3 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R3 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class R4 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	46.70%
Class R4 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Class R4 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class R4 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class R4 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R4 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class R4 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R4 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class R5 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	46.70%
Class R5 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Class R5 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class R5 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class R5 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R5 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class R5 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R5 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class R6 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	46.70%
Class R6 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Class R6 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class R6 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class R6 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R6 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class R6 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R6 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class Y | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	46.70%
Class Y | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Class Y | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class Y | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class Y | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class Y | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class Y | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class Y | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class A | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Class A | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Class A | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Class A | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class A | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class A | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class B | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Class B | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Class B | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Class B | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class B | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class B | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class B | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class B | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class C | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Class C | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Class C | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Class C | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class C | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class C | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class C | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class C | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class R | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Class R | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Class R | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Class R | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class R | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class R | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class R | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class R3 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Class R3 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Class R3 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Class R3 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class R3 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class R3 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class R3 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R3 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class R4 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Class R4 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Class R4 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Class R4 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class R4 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class R4 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class R4 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R4 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class R5 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Class R5 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Class R5 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Class R5 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class R5 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class R5 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class R5 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R5 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class R6 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Class R6 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Class R6 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Class R6 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class R6 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class R6 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class R6 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R6 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class Y | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Class Y | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Class Y | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Class Y | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class Y | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class Y | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class Y | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class Y | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Class A | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Class A | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Class A | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Class A | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class A | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class A | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class A | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class B | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Class B | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Class B | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Class B | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class B | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class B | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class B | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class B | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class C | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Class C | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Class C | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Class C | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class C | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class C | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class C | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class C | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class R | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Class R | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Class R | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Class R | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class R | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class R | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class R | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class R | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class R3 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Class R3 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Class R3 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Class R3 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class R3 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class R3 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class R3 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class R3 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class R4 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Class R4 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Class R4 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Class R4 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class R4 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class R4 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class R4 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class R4 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class R5 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Class R5 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Class R5 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Class R5 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class R5 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class R5 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class R5 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class R5 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class R6 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Class R6 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Class R6 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Class R6 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class R6 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class R6 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class R6 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class R6 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class Y | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Class Y | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Class Y | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Class Y | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class Y | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class Y | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class Y | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class Y | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class A | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Class A | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class A | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class A | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class A | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class B | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Class B | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class B | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class B | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class B | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class B | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class B | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class B | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class C | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Class C | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class C | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class C | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class C | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class C | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class R | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Class R | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class R | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class R | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class R | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class R | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class R | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class R3 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Class R3 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class R3 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class R3 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class R3 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R3 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class R3 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class R3 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class R4 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Class R4 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class R4 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class R4 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class R4 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R4 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class R4 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class R4 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class R5 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Class R5 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class R5 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class R5 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class R5 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R5 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class R5 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class R5 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class R6 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Class R6 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class R6 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class R6 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class R6 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R6 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class R6 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class R6 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class Y | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Class Y | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Class Y | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Class Y | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class Y | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class Y | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class Y | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class Y | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class A | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Class A | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Class A | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class A | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Class A | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class B | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Class B | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Class B | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class B | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Class B | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class B | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class B | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class B | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class C | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Class C | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Class C | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class C | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Class C | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class R | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Class R | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Class R | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class R | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Class R | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class R | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class R3 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Class R3 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Class R3 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class R3 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Class R3 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class R3 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R3 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R3 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class R4 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Class R4 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Class R4 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class R4 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Class R4 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class R4 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R4 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R4 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class R5 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Class R5 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Class R5 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class R5 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Class R5 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class R5 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R5 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R5 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class R6 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Class R6 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Class R6 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class R6 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Class R6 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class R6 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R6 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class R6 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class Y | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Class Y | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Class Y | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Class Y | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Class Y | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class Y | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class Y | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class Y | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class A | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Class A | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Class A | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class A | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class A | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class B | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Class B | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Class B | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class B | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class B | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class B | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class B | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class B | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class C | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Class C | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Class C | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class C | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class C | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class C | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class C | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class R | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Class R | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Class R | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class R | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class R | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class R | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class R3 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Class R3 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Class R3 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class R3 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class R3 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R3 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class R3 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R3 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class R4 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Class R4 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Class R4 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class R4 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class R4 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R4 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class R4 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R4 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class R5 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Class R5 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Class R5 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class R5 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class R5 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R5 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class R5 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R5 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class R6 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Class R6 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Class R6 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class R6 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class R6 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R6 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class R6 | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class R6 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class Y | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Class Y | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Class Y | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class Y | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class Y | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class Y | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class Y | Putnam Panagora ESG Emerging Markets Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class Y | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Class A | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Class A | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Class A | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class A | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class A | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class A | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class A | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class B | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Class B | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Class B | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class B | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class B | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class B | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class B | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class C | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Class C | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Class C | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class C | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class C | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class C | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class C | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class R | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Class R | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Class R | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class R | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class R | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class R | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class R | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class R3 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Class R3 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Class R3 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class R3 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class R3 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class R3 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class R3 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class R4 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Class R4 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Class R4 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class R4 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class R4 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class R4 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class R4 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class R5 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Class R5 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Class R5 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class R5 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class R5 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class R5 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class R5 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class R6 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Class R6 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Class R6 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class R6 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class R6 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class R6 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class R6 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class Y | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Class Y | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Class Y | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class Y | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class Y | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class Y | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Class Y | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class A | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Class A | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class A | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Class A | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class A | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class A | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class A | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class B | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Class B | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class B | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Class B | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class B | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class B | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class B | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class C | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Class C | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class C | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Class C | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class C | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class C | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class C | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class R | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Class R | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class R | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Class R | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class R | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class R | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class R | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class R3 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Class R3 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class R3 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Class R3 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class R3 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class R3 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class R3 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class R4 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Class R4 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class R4 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Class R4 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class R4 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class R4 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class R4 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class R5 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Class R5 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class R5 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Class R5 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class R5 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class R5 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class R5 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class R6 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Class R6 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class R6 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Class R6 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class R6 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class R6 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class R6 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class Y | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Class Y | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Class Y | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Class Y | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class Y | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class Y | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class Y | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class A | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	52.10%
Class A | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Class A | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class A | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class A | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class A | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class A | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class B | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	52.10%
Class B | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Class B | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class B | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class B | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class B | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class B | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class C | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	52.10%
Class C | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Class C | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class C | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class C | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class C | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class C | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class R | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	52.10%
Class R | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Class R | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class R | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class R | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class R | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class R | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class R3 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	52.10%
Class R3 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Class R3 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class R3 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class R3 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class R3 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class R3 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class R4 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	52.10%
Class R4 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Class R4 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class R4 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class R4 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class R4 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class R4 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class R5 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	52.10%
Class R5 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Class R5 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class R5 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class R5 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class R5 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class R5 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class R6 | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	52.10%
Class R6 | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Class R6 | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class R6 | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class R6 | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class R6 | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class R6 | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class Y | Putnam ESG Core Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	52.10%
Class Y | Putnam ESG High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Class Y | Putnam Sustainable Leaders ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Class Y | Putnam Sustainable Future ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class Y | Putnam ESG Ultra Short ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class Y | Putnam Panagora ESG International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class Y | Short-Term Fund and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.10%